Note Allowance for loan losses (Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable
Balance at beginning of period	$ 601,792	$ 640,555
Provision for loan losses	(241,478)	(263,370)
Charge-offs	(373,266)	(372,088)
Recoveries	104,709	125,831
Net recovery (write-down)	(37,602)	(35,674)
Net Write Downs Related To Loans Transferred To Discontinued Operations		(20,202)
Balance at end of period	537,111	601,792
Westernbank Puerto Rico | Acquired loans in an FDIC assisted transaction | Credit Impaired Loans | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Balance at beginning of period	78,846	93,915
Provision for loan losses	46,643	48,559
Charge-offs	(61,926)	(63,628)
Balance at end of period	$ 63,563	$ 78,846